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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455

                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through October 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.REPORTS TO SHAREOWNERS.

PIONEER
                             -----------------------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                     Annual
                                     Report

                                    10/31/04



                                 [LOGO] PIONEER
                                        INVESTMENTS(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              6
Portfolio Management Discussion                              8
Schedule of Investments                                     11
Financial Statements                                        20
Notes to Financial Statements                               27
Report of Independent Registered Public Accounting Firm     34
The Pioneer Family of Mutual Funds                          35
Trustees, Officers and Service Providers                    36

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[TABULAR REPRESENTATION OF PIE CHART]

U.S. Corporate Bonds             88.3%
Foreign Government Bonds          4.8%
Temporary Cash Investment         3.8%
Municipal Bonds                   3.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)


 1.    Ormat Funding Corp., 8.25%, 12/30/20                     2.92%
 2.    Kvaerner A.S., 0.0%, 10/30/11                            2.82
 3.    NTL Cable Plc, 8.75%, 4/15/14 (144A)                     2.37
 4.    United Rentals North America, Inc., 7.75%, 11/15/13      1.98
 5.    Tele Norte Leste Participacoes SA, 8.0%, 12/18/13        1.96
 6.    Halyk Savings Bank, 8.125%, 10/7/09 (144A)               1.90
 7.    Invista, 9.25%, 5/1/12 (144A)                            1.85
 8.    Gaz Capital SA, 8.625%, 4/28/34 (144A)                   1.80
 9.    Shaw Group, Inc., 10.75%, 3/15/10                        1.78
10.    Ship Finance International, Ltd., 8.5%, 12/15/13         1.69

This list excludes money market and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                      CLASS A SHARES
--------------------------------------------------------------------------------


Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 10/31/04     10/31/03
                          $11.79       $11.31


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.8938      $   -           $0.2074

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.


Average Annual Total Returns
(As of October 31, 2004)

                  Net Asset    Public Offering
Period              Value        Price (POP)
Life-of-Class
(8/27/01)           16.24%         14.57%
1 Year              14.82           9.68


                   [TABULAR REPRESENTATION OF MOUNTAIN CHART]


                                        ML Global
                Pioneer                High Yield &
                 Global                 Emerging
               High Yield             Markets Plus
                  Fund                   Index
8/01             $9,550                 $10,000
                 $9,244                  $9,591
10/02            $9,272                  $9,430
                $13,499                 $12,702
10/04           $15,499                 $14,462



Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

Index comparison begins on August 31 2001. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                      CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 10/31/04     12/1/03
                          $11.76       $11.47

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.8098      $   -           $0.2074

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2004)

                       If          If
Period                Held      Redeemed
Life-of-Class
(12/1/03)            12.12%      8.12%


Value of $10,000 Investment

                   [TABULAR REPRESENTATION OF MOUNTAIN CHART]


                                        ML Global
                Pioneer                High Yield &
                 Global                 Emerging
               High Yield             Markets Plus
                  Fund                   Index
11/03           $10,000                 $10,000
10/04           $11,146                 $11,192


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Index comparison begins November 30, 2003. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                      CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 10/31/04     12/1/03
                          $11.74       $11.47


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.7582      $   -           $0.2074

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.


Average Annual Total Returns
(As of October 31, 2004)

                     If          If
Period              Held      Redeemed
 Life-of-Class
 (12/1/03)         11.45%      10.45%


Value of $10,000 Investment

                   [TABULAR REPRESENTATION OF MOUNTAIN CHART]


                                        ML Global
                Pioneer                High Yield &
                 Global                 Emerging
               High Yield             Markets Plus
                  Fund                   Index
11/03           $10,000                 $10,000
10/04           $11,079                 $11,192


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Index comparison begins November 30, 2003. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on actual returns from May 1, 2004 through October 31, 2004

Share Class                           A              B              C
--------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 5/1/04
Ending Account Value              $1,088.75      $1,084.54      $1,084.99
On 10/31/04
Expenses Paid During Period*      $    3.92      $    7.96      $    7.85

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.52%, and 1.50%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2004 through October 31, 2004

Share Class                           A              B              C
--------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 5/1/04
Ending Account Value              $1,021.37      $1,017.19      $1,017.55
On 10/31/04
Expenses Paid During Period*      $    3.80      $    7.70      $    7.60

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.52%, and 1.50%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04
--------------------------------------------------------------------------------

Buoyed by a strengthening global economy, high-yield corporate bonds in North America and Europe outperformed high-grade securities during the 12-months ended October 31, 2004. After suffering a correction early in the period, emerging market debt also regained strength to deliver strong performance also. Over the 12 months, the U.S. dollar fell in value, helping to support the performance of foreign-denominated investments. In the following discussion, Andrew D. Feltus, CFA, who is responsible for the day-to-day management of Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment during the 12 months.

Q:  How did the Fund perform?

A: The Fund performed very well, outperforming its benchmarks, as well as its competitive fund average. For the 12 months ended October 31, 2004, the Fund's Class A shares had a total return of 14.82% at net asset value. During the same 12 months, the Merrill Lynch Global High Yield and Emerging Markets Plus Index returned 13.67%, while the Merrill Lynch High Yield Master II Index, a benchmark for the domestic high-yield bond market, had a return of 12.19%. For the fiscal year, the average return of the 97 competitive funds in the Lipper Global Income Fund category was 8.81%.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    The Fund also continued to deliver good income. The 30-day SEC yield for Class A shares on October 31, 2004, was 6.42%. This yield reflects the waiver of certain expenses by the investment advisor; without the waiver, the 30-day SEC yield for Class A shares would have been 5.73%.

Q:  What were the principal factors affecting performance?

A: We had a favorable environment for high-yield bonds as economies throughout the world expanded, helped by the accommodative policies of the major central banks, including the U.S. Federal Reserve, which kept short-term lending rates low. Within the United States, strong consumer spending drove the economic rebound early in the period. However, steady improvement in capital spending became the dominant force as the fiscal year progressed and corporations began rebuilding depleted inventories and investing for expansion. Gross domestic product in the United States grew at a healthy rate of 4.9% during 2003 and annualized rates of 4.5% and 3.3% during the first two quarters of 2004.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Elsewhere, strong growth in China helped stimulate other Asian economies. Emerging markets in regions such as Latin America also benefited, as rising demand lifted the prices of the raw materials that they exported. The prices of commodities such as oil, iron ore and copper all rose sharply. European economies also expanded, but not at the rates of the United States, Asia and Latin America. The U.S. currency depreciated against other major currencies during the fiscal year, helping the performance realized by U.S.-based investors in bonds denominated in many foreign currencies. The euro, for example, gained about 10.4% against the U.S. dollar during the period.

    Our decisions to emphasize foreign currencies and to add to our emerging-market investments in the final months of the fiscal year both helped performance. In the beginning of 2004, we reduced our investments in dollar-denominated securities as we saw improving opportunities outside the U.S. We concentrated our investments in bonds denominated in the euro and euro-linked currencies such as the Swedish kroner and the Norwegian kroner.

    Early in 2004, we reduced our investments in emerging market debt from about 40% of Fund assets to about 15%, taking profits following the strong rally of the previous year. This helped protect the Fund against the full impact of the slump in emerging market bonds during the first five months of 2004. However, we took advantage of the attractive values created by that slump, and we rebuilt our position in the emerging markets, bringing our investments in the sector back up to about 30% of Fund assets. This also helped support performance as emerging market bonds again started to appreciate in value.

Q:  What were some of the investments that helped support performance?

A: Bonds of Kvaerner, a Norwegian engineering, construction and ship-building company, were strong contributors. Our focus on the more cyclical industries within the high-yield bond market also helped substantially. Securities issued by chemical companies Lyondell, Celanese (BCP Caylux Holdings), and Huntsman International, all added to returns. We also were successful in several steel companies, such as Ispat Inland. Bonds issued by emerging market materials companies, such as CSN and Vale Overseas (CRVD), both of Brazil, also posted strong gains.

    Several investments in financial services industry bonds also helped performance, as they benefited from the strengthening economy. Leading performers included Dollar Financial Group, Refco Financial Holdings and Allmerica.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04                            (continued)
--------------------------------------------------------------------------------

Q:  What were some of the investments that detracted from performance?

A: Our airline holdings were disappointing. We invested in airline industry bonds because of their potential to do well in an improving economy, particularly after many companies had restructured themselves. While business tended to increase, airlines had difficulty absorbing rapidly rising fuel costs, and their bonds tended to perform poorly. We had invested in bonds issued by American Airlines, Continental and Northwest.

    Another disappointment was the investment in Primus Telecommunications, an alternative long-distance provider that was hurt by the intense price competition in the industry.

Q:  What is your investment outlook?

A: We expect economies around the world to remain strong, although growth in 2005 may not be as strong as in 2004. Growth in gross domestic product (GDP) may be between 2.5% and 3.0% in the United States, and somewhat greater in foreign economies, especially in the emerging markets. In this environment, we anticipate that high-yield securities should continue to outperform high-grade securities, although we may not see the significant price appreciation of the past two years. We also anticipate that the U.S. dollar may continue to weaken, although not by as much as during the past year.

    This should be a good environment for the high-yield bond market. Overall, we think high-yield bonds have the potential to produce returns in line with their yields, with the possibility of some price gains among selected securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the fund will generally rise. Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04
--------------------------------------------------------------------------------

  Principal
    Amount                                                                Value
                CONVERTIBLE CORPORATE BONDS - 0.0%
                Pharmaceuticals & Biotechnology - 0.0%
                Biotechnology - 0.0%
$   10,000      Cubist Pharmaceuticals, 5.5%, 11/1/08                $      9,225
                                                                     ------------
                Total Pharmaceuticals & Biotechnology                $      9,225
                                                                     ------------
                Semiconductors - 0.0%
    10,000      Triquint Semiconductor, 4.0%, 3/1/07                 $      9,638
                                                                     ------------
                Total Semiconductors                                 $      9,638
                                                                     ------------
                TOTAL CONVERTIBLE CORPORATE BONDS
                (Cost $15,817)                                       $     18,863
                                                                     ------------
                CORPORATE BONDS - 89.7%
                Energy - 6.0%
                Oil & Gas Drilling - 0.2%
    60,000      Baytex Energy, 9.625%, 7/15/10 (144A)                $     65,100
   325,000      Parker Drilling Co., 9.625%, 10/1/13                      361,563
                                                                     ------------
                                                                     $    426,663
                                                                     ------------
                Oil & Gas Equipment And Services - 0.9%
 1,500,000      Seabulk International, Inc., 9.5%, 8/15/13           $  1,597,500
                                                                     ------------
                Oil & Gas Exploration & Production - 4.7%
 2,600,000      Baytex Energy, Ltd., 9.625%, 7/15/10                 $  2,821,000
    15,000      Energy Partners, Ltd., 8.75%, 8/1/10                       16,275
 2,900,000      Gaz Capital SA, 8.625%, 4/28/34 (144A)                  3,226,250
   500,000      Paramount Resources, Ltd., 7.875%, 11/1/10                550,000
 1,300,000      Paramount Resources, Ltd., 8.875%, 7/15/14              1,498,250
   500,000      Petro Stopping, 9.0%, 2/15/12                             535,000
                                                                     ------------
                                                                     $  8,646,775
                                                                     ------------
                Oil & Gas Refining Marketing & Transportation - 0.2%
   300,000      Markwest Energy Partners, 6.875%, 11/1/14 (144A)     $    306,000
                                                                     ------------
                Total Energy                                         $ 10,976,938
                                                                     ------------
                Materials - 16.5%
                Aluminum - 0.2%
   595,000      Imco Recycling Escrow, 9.0%, 11/15/14 (144A)         $    611,938
                                                                     ------------
                Commodity Chemicals - 0.3%
   515,000      Arco Chemical Co., 9.8%, 2/1/20                      $    571,650
                                                                     ------------
                Construction Materials - 2.8%
43,678,200      Kvaerner AS, 0.0%, 10/30/11 (d)                      $  5,036,235
                                                                     ------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                    Value
                 Diversified Chemical - 0.8%
$ 1,095,000      Huntsman ICI Chemicals LLC, 10.125%, 7/1/09              $ 1,470,186
                                                                          -----------
                 Diversified Metals & Mining - 1.3%
    900,000      Freeport-McMoran Copper & Gold, 6.875%, 2/1/09           $   877,500
     25,000      Freeport-McMoran Copper & Gold, 10.125%, 2/1/10               28,063
  1,600,000      Vale Overseas, Ltd., 8.25%, 1/17/34                        1,564,000
                                                                          -----------
                                                                          $ 2,469,563
                                                                          -----------
                 Forest Products - 1.6%
  2,750,000      Sino Forest Corp., 9.125%, 8/17/11 (144A)                $ 2,853,125
                                                                          -----------
                 Metal & Glass Containers - 1.1%
     10,000      Crown Holdings, 10.25%, 3/1/11                           $    14,641
  2,000,000      Vitro Envases Norteamrca, 10.75%, 7/23/11 (144A)           1,980,000
                                                                          -----------
                                                                          $ 1,994,641
                                                                          -----------
                 Paper Products - 0.1%
    200,000      Graham Packaging Co., 9.875%, 10/15/14 (144A)            $   212,000
                                                                          -----------
                 Specialty Chemicals - 5.5%
  1,600,000      Basell Finance Co., 8.1%, 3/15/27 (144A)                 $ 1,391,990
  1,972,000      Braskem SA, 11.75%, 1/22/14                                2,198,780
  1,650,000      OM Group, Inc., 9.25%, 12/15/11                            1,726,313
  2,700,000      Resolution Performance Products, 13.5%, 11/15/10 (c)       2,673,000
  1,545,000      Rhodia SA, 9.25%, 6/1/11                                   1,837,301
                                                                          -----------
                                                                          $ 9,827,384
                                                                          -----------
                 Steel - 2.8%
  2,010,000      CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)           $ 2,040,150
  2,440,000      CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                2,479,650
    500,000      Ispat Inland ULC, 0.0%, 4/1/10                               548,750
                                                                          -----------
                                                                          $ 5,068,550
                                                                          -----------
                 Total Materials                                          $30,115,272
                                                                          -----------
                 Capital Goods - 8.7%
                 Aerospace & Defense - 1.3%
  2,250,000      Hawk Corp., 8.75%, 11/1/14 (144A)                        $ 2,311,875
                                                                          -----------
                 Building Products - 0.1%
    150,000      US Concrete, Inc., 8.375%, 4/1/14                        $   160,313
                                                                          -----------
                 Construction, Farm Machinery & Heavy Trucks - 0.0%
     20,000      Hines Nurseries, Inc., 10.25%, 10/1/11                   $    21,400
                                                                          -----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                      Value
                 Construction & Engineering - 2.2%
$ 1,115,000      North American Energy Partners, 8.75%, 12/1/11 (144A)     $  1,078,763
  2,975,000      Shaw Group, Inc., 10.75%, 3/15/10 (c)                        3,175,813
                                                                           ------------
                                                                           $  4,254,576
                                                                           ------------
                 Heavy Electrical Equipment - 2.9%
  5,248,017      Ormat Funding Corp., 8.25%, 12/30/20                      $  5,221,777
                                                                           ------------
                 Industrial Machinery - 2.2%
  1,900,000      Dresser-Rand Group, Inc., 7.375%, 11/1/14 (144A)          $  1,990,250
  2,000,000      Sun Sage BV, 8.25%, 3/26/09 (144A)                           2,050,000
                                                                           ------------
                                                                           $  4,040,250
                                                                           ------------
                 Total Capital Goods                                       $ 16,010,191
                                                                           ------------
                 Commercial Services & Supplies - 5.6%
                 Commercial Printing - 0.4%
    600,000      Sheridan Group, 10.25%, 8/15/11 (144A)                    $    651,000
                                                                           ------------
                 Diversified Commercial Services - 2.8%
  1,500,000      Cornell Companies, Inc., 10.75%, 7/1/12                   $  1,563,750
  3,650,000      United Rentals NA, Inc., 7.75%, 11/15/13 (c)                 3,531,375
                                                                           ------------
                                                                           $  5,095,125
                                                                           ------------
                 Environmental Services - 2.4%
  1,800,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)               $  1,926,000
     20,000      IESI Corp., 10.25%, 6/15/12                                     21,600
  2,800,000      Waste Services, Inc., 9.5%, 4/15/14 (144A)                   2,632,000
                                                                           ------------
                                                                           $  4,579,600
                                                                           ------------
                 Total Commercial Services & Supplies                      $ 10,325,725
                                                                           ------------
                 Transportation - 7.0%
                 Airlines - 4.1%
  3,158,000      AMR Corp., 9.0%, 9/15/16 (c)                              $  1,831,640
    275,000      AMR Corp., 9.8%, 10/1/21                                       151,250
    310,000      AMR Corp., 9.0%, 8/1/12                                        189,100
  3,905,000      Continental Air, Inc., 7.568%, 12/1/06                       2,791,060
    250,000      Northwest Airlines, Inc., 7.875%, 3/15/08 (c)                  167,500
  3,500,000      Northwest Airlines, Inc., 10.0%, 2/1/09 (c)                  2,397,500
                                                                           ------------
                                                                           $  7,528,050
                                                                           ------------
                 Marine - 1.8%
    250,000      Horizon Lines LLC., 9.0%, 11/1/12 (144A)                  $    270,313
  2,975,000      Ship Finance International, Ltd., 8.5%, 12/15/13             3,019,625
                                                                           ------------
                                                                           $  3,289,938
                                                                           ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                Value
                 Railroads - 1.1%
$ 2,000,000      Atlantic Express Transport, 12.0%, 4/15/08          $  1,982,500
                                                                     ------------
                 Total Transportation                                $ 12,800,488
                                                                     ------------
                 Consumer Durables & Apparel - 2.5%
                 Apparel, Accessories & Luxury Goods - 0.7%
  2,000,000      Jostens, Inc, 0.0%, 12/1/13 (d)                     $  1,395,000
                                                                     ------------
                 Textiles - 1.8%
  3,000,000      Invista, 9.25%, 5/1/12 (144A)                       $  3,300,000
                                                                     ------------
                 Total Consumer Durables & Apparel                   $  4,695,000
                                                                     ------------
                 Hotels, Restaurants & Leisure - 1.0%
                 Casinos & Gaming - 0.8%
    500,000      Pinnacle Entertainment, 8.25%, 3/15/12              $    516,250
    765,000      Pinnacle Entertainment, 8.75%, 10/1/13                   812,813
                                                                     ------------
                                                                     $  1,329,063
                                                                     ------------
                 Hotels, Resorts & Cruise Lines - 0.2%
    400,000      Grupo Posadas Sa De CV, 8.75%, 10/4/11 (144A)       $    410,000
                                                                     ------------
                 Total Hotels, Restaurants & Leisure                 $  1,739,063
                                                                     ------------
                 Media - 2.3%
                 Broadcasting & Cable TV - 2.3%
    100,000      Atlantic Broadband Finance LLC, 9.375%, 1/15/14     $     93,625
  1,060,000      Kabel Deutschland GMBH, 10.625%, 7/1/14                1,187,200
  2,000,000      Kabel Deutschland, 10.75%, 7/1/14 (144A)               2,889,863
                                                                     ------------
                                                                     $  4,170,688
                                                                     ------------
                 Total Media                                         $  4,170,688
                                                                     ------------
                 Retailing - 0.3%
                 Specialty Stores - 0.3%
    590,000      Asbury Automotive Group, 8.0%, 3/15/14              $    575,250
                                                                     ------------
                 Total Retailing                                     $    575,250
                                                                     ------------
                 Food & Drug Retailing - 4.0%
                 Drug Retail - 1.3%
  2,550,000      Duane Reade, Inc., 9.75%, 8/1/11 (144A)             $  2,448,000
                                                                     ------------
                 Food Distributors - 2.7%
  2,250,000      Doane Pet Care Co., 9.75%, 5/15/07                  $  2,238,750
  2,420,000      Wornick Co., 10.875%, 7/15/11                          2,613,600
                                                                     ------------
                                                                     $  4,852,350
                                                                     ------------
                 Total Food & Drug Retailing                         $  7,300,350
                                                                     ------------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                     Value
               Food, Beverage & Tobacco - 0.1%
               Brewers - 0.1%
$ 120,000      Cia Brasileira De Bebida, 8.75%, 9/15/13 (144A)           $    136,200
                                                                         ------------
               Total Food, Beverage & Tobacco                            $    136,200
                                                                         ------------
               Household & Personal Products - 0.7%
               Household Products - 0.7%
1,235,000      Solo Cup Co., 8.5%, 2/15/14                               $  1,213,388
                                                                         ------------
               Total Household & Personal Products                       $  1,213,388
                                                                         ------------
               Health Care Equipment & Services - 3.6%
               Health Care Equipment - 1.2%
2,250,000      Hanger Orthopedic Group, 10.375%, 2/15/09 (c)             $  2,261,250
                                                                         ------------
               Health Care Facilities - 1.8%
1,515,000      Ardent Health Systems, 10.0%, 8/15/13                     $  1,549,088
2,000,000      Curative Health Services, 10.75%, 5/1/11                     1,780,000
                                                                         ------------
                                                                         $  3,329,088
                                                                         ------------
               Health Care Services - 0.6%
   15,000      NDC Health Corp., 10.5%, 12/1/12                          $     15,900
1,000,000      Team Health, Inc., 9.0%, 4/1/12 (144A)                         990,000
                                                                         ------------
                                                                         $  1,005,900
                                                                         ------------
               Total Health Care Equipment & Services                    $  6,596,238
                                                                         ------------
               Banks - 2.6%
               Diversified Banks - 2.6%
1,250,000      Citigroup (CJSC Russian) 8.75%, 4/14/07                   $  1,276,375
3,300,000      Halyk Savings Bk Kazaktn, 8.125%, 10/7/09 (144A)             3,390,750
                                                                         ------------
               Total Banks                                               $  4,667,125
                                                                         ------------
               Diversified Financials - 9.2%
               Diversified Financials - 0.8%
1,315,000      Sheridan Group, 10.25%, 8/15/11                           $  1,426,775
                                                                         ------------
               Investment Banking & Brokerage - 3.7%
1,400,000      BCP Caylux Holding Lux Sca., 10.375%, 6/15/14, (144A)     $  2,009,478
  800,000      BCP Caylux Holding Lux Sca., 9.625%, 6/15/14, (144A)           896,000
1,475,000      Refco Financial Holdings, 9.0%, 8/1/12 (144A)                1,593,000
2,100,000      Sistema Finance SA, 10.25%, 4/14/08                          2,250,213
                                                                         ------------
                                                                         $  6,748,691
                                                                         ------------
               Diversified Financial Services - 4.3%
  908,000      Alamosa Delaware, Inc., 0.0%, 7/31/09 (d)                 $    967,020
1,500,000      Aries Vermogensverwaltng, 9.6%, 10/25/14 (144A)              1,751,250
2,360,000      Dollar Financial Group, 9.75%, 11/15/11                      2,519,300
2,500,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)                   2,373,430

The accompanying notes are an integral part of these financial statements.   15

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                               Value
               Diversified Financial Services (continued)
$  10,000      MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)      $     14,513
  750,000      Tabletop Holdings, Inc., 12.25%, 5/15/14 (144A)          405,000
                                                                   ------------
                                                                   $  8,030,513
                                                                   ------------
               Specialized Finance - 0.3%
  520,000      UGS Corp., 10.0%, 6/1/12 (144A)                          582,400
                                                                   ------------
               Total Diversified Financials                        $ 16,788,379
                                                                   ------------
               Insurance - 2.4%
               Life & Health Insurance - 1.0%
1,730,000      Presidential Life Corp., 7.875%, 2/15/09            $  1,730,000
                                                                   ------------
               Multi-Line Insurance - 0.3%
  600,000      Allmerica Financial Corp., 7.625%, 10/15/25         $    613,774
                                                                   ------------
               Property & Casualty Insurance - 1.1%
2,000,000      Kingsway America, Inc., 7.5%, 2/1/14                $  2,072,136
                                                                   ------------
               Total Insurance                                     $  4,415,910
                                                                   ------------
               Real Estate - 0.0%
               Real Estate Investment Trust - 0.0%
   10,000      Meristar Hospitality Operations Finance Corp.,
               10.5%, 6/15/09                                      $     11,000
                                                                   ------------
               Total Real Estate                                   $     11,000
                                                                   ------------
               Software & Services - 1.8%
               Application Software - 1.6%
2,250,000      Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)        $  2,992,159
                                                                   ------------
               IT Consulting & Other Services - 0.2%
  320,000      Stratus Technologies, Inc., 10.375% 12/1/08         $    272,000
                                                                   ------------
               Total Software & Services                           $  3,264,159
                                                                   ------------
               Technology Hardware & Equipment - 1.2%
               Communications Equipment - 1.1%
2,500,000      Eschelon Operating Co., 8.375%, 3/15/10             $  2,000,000
                                                                   ------------
               Electronic Equipment & Instruments - 0.0%
   15,000      General Cable Corp., 9.5%, 11/15/10                 $     16,950
                                                                   ------------
               Office Electronics - 0.1%
  100,000      Xerox Corp., 8.0%, 2/1/27                           $    100,000
                                                                   ------------
               Total Technology Hardware & Equipment               $  2,116,950
                                                                   ------------
               Telecommunication Services - 12.7%
               Integrated Telecommunication Services - 6.4%
1,660,000      Innova S De R.L., 9.375%, 9/19/13                   $  1,846,750
3,150,000      NTL Cable Plc, 8.75%, 4/15/14 (144A)                   4,229,302

16   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Principal
         Amount                                                                                  Value
                                Integrated Telecommunication Services (continued)
       $1,500,000               Primus Telecommunication Group, 8.0%, 1/15/14               $  1,076,250
        3,530,000               Tele Norte Leste Participacoes SA, 8.0%,
                                12/18/13 (144A)                                                3,494,700
        1,050,000               TSI Telecommunication Services, 12.75%, 2/1/09                 1,176,000
                                                                                            ------------
                                                                                            $ 11,823,002
                                                                                            ------------
                                Wireless Telecommunications Services - 6.3%
          400,000               Airgate PCS, Inc., 5.85% Floating Rate, 10/15/11 (144A)     $    410,000
          350,000               Horizon PCS, Inc., 11.375%, 7/15/12 (144A)                       371,000
        2,115,000               MetroPCS, Inc., 10.75%, 10/1/11 (144A)                         2,199,600
        1,730,000               Mobifon Holdings, 12.5%, 7/31/10 (144A)                        2,050,050
          889,000               Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)              909,003
           10,000               Rogers Cantel, Inc., 10.5%, 6/1/06                                 8,737
        2,535,000               Ubiquitel Operating Co., 9.875%, 3/1/11                        2,744,138
        1,750,000               UBS Vimpelcom, 10.0%, 6/16/09 (144A)                           1,903,125
          900,000               UBS Vimpelcom, 8.375%, 10/22/11 (144A)                           906,750
                                                                                            ------------
                                                                                            $ 11,502,403
                                                                                            ------------
                                Total Telecommunication Services                            $ 23,325,405
                                                                                            ------------
                                Utilities - 1.5%
                                Electric Utilities - 1.0%
        1,750,000               Alamosa Delaware, 8.5%, 1/31/12                             $  1,855,000
                                                                                            ------------
                                Multi-Utilities & Unregulated Power - 0.5%
          850,000               Reliant Energy, Inc., 9.5%, 7/15/13                         $    956,250
                                                                                            ------------
                                Total Utilities                                             $  2,811,250
                                                                                            ------------
                                TOTAL CORPORATE BONDS
                                (Cost $159,683,862)                                         $164,054,969
                                                                                            ------------
                                FOREIGN GOVERNMENT BONDS - 4.8%
ITL 2,100,000,000               Banco Nac De Desen Econo, 8.0%, 4/28/10                     $  1,373,011
           25,000               Dominican Republic, 9.04%, 1/23/13 (144A)                         20,281
        1,400,000               Republic of Columbia, 8.25%, 12/22/14                          1,400,000
          398,264               Republic of Columbia, 9.75%, 4/9/11                              459,994
          750,000               Republic of Columbia, 10.75% 1/15/13                             868,500
          285,000               Republic of Ecuador, 8.0%, 8/15/30 (d)                           238,688
        2,000,000               Republic of Peru, 8.375%, 5/3/16                               2,085,000
        1,210,000               Republic of Peru, 9.875%, 2/6/15                               1,400,575
        1,000,000               Republic of Turkey, 7.25%, 3/15/15                             1,000,000
           20,000               Russia Regs., 5.0%, 3/31/30 (d)                                   20,000
                                                                                            ------------
                                TOTAL FOREIGN GOVERNMENT BONDS
                                (Cost $8,493,616)                                           $  8,866,049
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                           Value
                   MUNICIPAL BONDS - 3.2%
                   Government - 2.2%
$ 2,500,000        Badger Tobacco Asset Securitization Corp.,
                   6.375%, 6/1/32                                              $  2,312,900
     15,000        New Jersey Economic Development Authority Special
                   Facility Revenue, 7.0%, 11/15/30                                  11,842
  1,000,000        Tobacco Settlement Financing Corp., 7.0%, 6/1/41                 998,600
    500,000        Tobacco Settlement Financing Corp., 6.125%, 6/1/32               457,020
                                                                               ------------
                                                                               $  3,780,362
                                                                               ------------
                   Municipal Development - 0.6%
  1,250,000        Indiana State Development Finance, 5.75%, 10/1/11           $  1,249,300
                                                                               ------------
                   Municipal Facilities - 0.1%
    250,000        East Chicago Industry Exempt Facilities, 7.0%, 1/1/14       $    261,064
                                                                               ------------
                   Municipal Pollution - 0.3%
    500,000        Indiana State Development. Finanace Authority Pollution
                   Control, 7.25%, 11/1/11                                     $    521,030
                                                                               ------------
                   TOTAL MUNICIPAL BONDS
                   (Cost $5,148,562)                                           $  5,811,756
                                                                               ------------
     Shares        TEMPORARY CASH INVESTMENT - 3.9%
                   Security Lending Collateral - 3.9%
  7,100,666        Securities Lending Investment Fund, 1.76%                   $  7,100,666
                                                                               ------------
                   TOTAL TEMPORARY CASH INVESTMENT
                   (Cost $7,100,666)                                           $  7,100,666
                                                                               ------------
                   TOTAL INVESTMENT IN SECURITIES - 101.6%
                   (Cost $180,442,523) (a)(b)                                  $185,852,303
                                                                               ------------
                   OTHER ASSETS AND LIABILITIES - (1.6)%                       $ (2,880,295)
                                                                               ------------
                   TOTAL NET ASSETS - 100%                                     $182,972,008
                                                                               ------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2004, the value of these securities amounted to $70,752,258 or 38.7% of total net assets.

(a) At October 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $180,443,511 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                       $ 7,872,192
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                        (2,463,400)
                                                                     -----------
     Net unrealized gain                                             $ 5,408,792
                                                                     -----------


18   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b) Distribution of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

     United States                                                       55.8%
     Luxembourg                                                           6.8
     Canada                                                               4.9
     Brazil                                                               4.0
     Germany                                                              4.0
     Cayman Islands                                                       3.4
     Netherlands                                                          3.1
     Norway                                                               2.9
     Mexico                                                               2.4
     United Kingdom                                                       2.4
     Peru                                                                 1.9
     Bermuda                                                              1.7
     Ireland                                                              1.7
     Columbia                                                             1.5
     France                                                               1.0
     Turkey                                                               0.6
     Ecuador                                                              0.1
     Kazakhstan                                                           1.8
                                                                         ----
                                                                        100.0%
                                                                        -----

(c)  At October 31, 2004, the following securities were out on loan:

   Principal                                                               Market
     Amount                           Description                          Value
 $    232,000     AMR Corp., 9.0%, 9/15/16                             $  134,560
      187,000     Hanger Orthopedic Group, 10.375%, 2/15/09               187,935
      150,000     Northwest Airlines, Inc., 7.875%, 3/15/08               100,500
      250,000     Northwest Airlines, Inc., 10.0%, 2/1/09                 171,250
      562,500     Northwest Airlines, Inc., 9.875%, 3/15/07+              336,686
    1,874,500     Resolution Performance Products, 13.5%, 11/15/10      1,855,755
    1,480,750     Shaw Group, Inc., 10.75%, 3/15/10                     1,580,701
    2,362,500     United Rentals NA, Inc., 7.75%, 11/15/13              2,285,719
                                                                       ----------
                  Total                                                $6,653,106
                                                                       ----------

+    Indicates unsettled sale as of 10/31/04.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted.

ITL  Italian Lira

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2004 aggregated $213,113,254 and $40,873,280, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
     $6,653,106) (Cost $180,442,523)                            $ 185,852,303
  Cash                                                              4,040,793
  Foreign currencies, at value (Cost $860,183)                        864,013
  Receivables -
     Investment securities sold                                     2,812,373
     Fund shares sold                                               8,219,695
     Interest                                                       3,802,391
                                                                -------------
       Total assets                                             $ 205,591,568
                                                                -------------
LIABILITIES:
  Payables -
     Investment securities purchased                            $  14,628,513
     Fund shares repurchased                                          127,105
     Dividends                                                        573,492
     Upon return of securities loaned                               7,100,666
  Due to affiliates                                                   126,493
  Accrued expenses                                                     63,291
                                                                -------------
       Total liabilities                                        $  22,619,560
                                                                -------------
NET ASSETS:
  Paid-in capital                                               $ 177,578,482
  Undistributed net investment income                                  76,261
  Accumulated net realized loss on investments and foreign
     currency transactions                                            (82,339)
  Net unrealized gain on investments                                5,409,780
  Net unrealized loss on other assets and liabilities
       denominated in foreign currencies                              (10,176)
                                                                -------------
       Total net assets                                         $ 182,972,008
                                                                -------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $70,063,111/5,940,529 shares)               $       11.79
                                                                -------------
  Class B (based on $20,408,086/1,735,094 shares)               $       11.76
                                                                -------------
  Class C (based on $92,500,811/7,881,398 shares)               $       11.74
                                                                -------------
MAXIMUM OFFERING PRICE:
  Class A ($11.79 [divided by] 95.5%)                           $       12.35
                                                                -------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/04

INVESTMENT INCOME:
  Interest                                                    $ 7,200,775
  Income from securities loaned, net                                3,705
                                                              -----------
       Total investment income                                                $  7,204,480
                                                                              ------------
EXPENSES:
  Management fees                                             $   573,073
  Transfer agent fees and expenses
     Class A                                                       40,023
     Class B                                                       20,885
     Class C                                                       59,181
  Distribution fees
     Class A                                                       74,600
     Class B                                                       98,796
     Class C                                                      421,480
  Administrative reimbursements                                    23,343
  Custodian fees                                                   18,449
  Registration fees                                               126,127
  Professional fees                                                51,350
  Printing expense                                                 10,089
  Fees and expenses of nonaffiliated trustees                       5,355
  Miscellaneous                                                     5,442
                                                              -----------
       Total expenses                                                         $  1,528,193
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management, Inc.                            (512,066)
       Less fees paid indirectly                                                    (1,641)
                                                                              ------------
       Net expenses                                                           $  1,014,486
                                                                              ------------
         Net investment income                                                $  6,189,994
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
     Investments                                              $  (104,468)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies          (40,726)    $   (145,194)
                                                              -----------     ------------
  Change in net unrealized gain (loss) on:
     Investments                                              $ 5,342,835
     Other assets and liabilities denominated in
       foreign currencies                                         (10,189)    $  5,332,646
                                                              -----------     ------------
Net gain on investments and foreign currency transactions                     $  5,187,452
                                                                              ------------
Net increase in net assets resulting from operations                          $ 11,377,446
                                                                              ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03, respectively

                                                            Year Ended        Year Ended
                                                             10/31/04          10/31/03
FROM OPERATIONS:
Net investment income                                    $   6,189,994        $   74,902
Net realized gain (loss) on investments and foreign
  currency transactions                                       (145,194)           55,038
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          5,332,646           151,106
                                                         -------------        ----------
     Net increase in net assets resulting
       from operations                                   $  11,377,446        $  281,046
                                                         -------------        ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.89 and $1.00 per share, respectively)      $  (2,348,993)       $  (74,909)
  Class B ($0.81 and $0.00 per share, respectively)           (703,070)                -
  Class C ($0.76 and $0.00 per share, respectively)         (3,014,693)                -
Net realized gain:
  Class A ($0.21 and $0.00 per share, respectively)            (15,555)                -
  Class B ($0.21 and $0.00 per share, respectively)                (18)                -
  Class C ($0.21 and $0.00 per share, respectively)                (18)                -
                                                         -------------        ----------
       Total distributions to shareowners                $  (6,082,347)       $  (74,909)
                                                         -------------        ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 187,814,852        $        -
Reinvestment of distributions                                2,242,239                 -
Cost of shares repurchased                                 (13,228,162)                -
                                                         -------------        ----------
     Net increase in net assets resulting from Fund
       share transactions                                $ 176,828,929        $        -
                                                         -------------        ----------
     Net increase in net assets                          $ 182,124,028        $  206,137
NET ASSETS:
Beginning of year                                              847,980           641,843
                                                         -------------        ----------
End of year (including undistributed net investment
  income of $76,261 and $15,883, respectively)           $ 182,972,008        $  847,980
                                                         -------------        ----------


22   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For the Years Ended 10/31/04 and 10/31/03, respectively

                                   '04 Shares       '04 Amount      '03 Shares    '03 Amount
CLASS A
Shares sold                        6,555,677       $ 74,330,596        75,000      $ 860,202
Reinvestment of distributions         77,768            885,202             -              -
Less shares repurchased             (767,916)        (7,819,960)            -              -
                                   ---------       ------------        ------      ---------
     Net increase                  5,865,529       $ 67,395,838        75,000      $ 860,202
                                   ---------       ------------        ------      ---------
CLASS B*
Shares sold                        1,824,415       $ 20,850,138
Reinvestment of distributions         21,373            242,401
Less shares repurchased             (110,694)        (1,251,239)
                                   ---------       ------------
     Net increase                  1,735,094       $ 19,841,300
                                   ---------       ------------
CLASS C**
Shares sold                        8,154,427       $ 92,634,118
Reinvestment of distributions         98,280          1,114,636
Less shares repurchased             (371,309)        (4,156,963)
                                   ---------       ------------
     Net increase                  7,881,398       $ 89,591,791
                                   ---------       ------------

 * Class B shares were first publicly offered on December 1, 2003. ** Class C shares were first publicly offered on December 1, 2003.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended     Year Ended     Year Ended     8/27/01 to (a)
CLASS A                                                         10/31/04       10/31/03       10/31/02         10/31/01
Net asset value, beginning of period                             $  11.31       $  8.56        $  9.51         $   10.00
                                                                 --------       -------        -------      ------------
Increase (decrease) from investment operations:
 Net investment income                                           $   0.69       $  1.00        $  1.02         $    0.12
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                     0.89          2.75          (0.95)            (0.49)
                                                                 --------       -------        -------      ------------
 Net increase (decrease) from investment operations              $   1.58       $  3.75        $  0.07         $   (0.37)
Distributions to shareowners:
 Net investment income                                              (0.89)        (1.00)         (1.02)            (0.12)
 Net realized gain                                                  (0.21)            -              -                 -
                                                                 --------       -------        -------      ------------
Net increase (decrease) in net asset value                       $   0.48       $  2.75        $ (0.95)        $   (0.49)
                                                                 --------       -------        -------      ------------
Net asset value, end of period                                   $  11.79       $ 11.31        $  8.56         $    9.51
                                                                 --------       -------        -------      ------------
Total return*                                                       14.82%        45.58%          0.31%            (3.65)%
Ratio of net expenses to average net assets+                         0.75%         0.75%          0.75%             0.75%**
Ratio of net investment income to average net assets+                8.02%         9.76%         10.79%             7.17%**
Portfolio turnover rate                                                50%          124%            47%               89%**
Net assets, end of period (in thousands)                         $ 70,063       $   848        $   642         $     713
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.41%        14.37%         18.70%            30.55%**
 Net investment income (loss)                                        7.36%        (3.68)%        (7.16)%          (22.63)%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                        0.75%         0.75%          0.75%             0.75%
 Net investment income                                               8.02%         9.76%         10.79%             7.17%

(a) The Fund commenced operations on 8/27/01 and was first publicly offered on December 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                12/1/03 to (a)
                                                                   10/31/04
CLASS B
Net asset value, beginning of period                              $ 11.47
                                                                  -------
Increase from investment operations:
  Net investment income                                           $  0.82
  Net realized and unrealized gain on investments and foreign
     currency transactions                                           0.49
                                                                  -------
  Net increase from investment operations                         $  1.31
Distributions to shareowners:
  Net investment income                                             (0.81)
  Net realized gain                                                 (0.21)
                                                                  -------
Net increase in net asset value                                   $  0.29
                                                                  -------
Net asset value, end of period                                    $ 11.76
                                                                  -------
Total return*                                                       12.12%
Ratio of net expenses to average net assets+                         1.58%**
Ratio of net investment income to average net assets+                7.26%**
Portfolio turnover rate                                                50%
Net assets, end of period (in thousands)                          $ 20,408
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       2.20%**
  Net investment income                                              6.64%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                       1.58%**
  Net investment income                                              7.26%**

(a) Class B shares were first publicly offered on December 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                12/1/03 to (a)
                                                                   10/31/04
CLASS C
Net asset value, beginning of period                              $ 11.47
                                                                  -------
Increase from investment operations:
  Net investment income                                           $  0.77
  Net realized and unrealized gain on investments and foreign
     currency transactions                                           0.47
                                                                  -------
  Net increase from investment operations                         $  1.24
Distributions to shareowners:
  Net investment income                                             (0.76)
  Net realized gain                                                 (0.21)
                                                                  -------
Net increase in net asset value                                   $  0.27
                                                                  -------
Net asset value, end of period                                    $ 11.74
                                                                  -------
Total return*                                                       11.45%
Ratio of net expenses to average net assets+                         1.51%**
Ratio of net investment income to average net assets+                7.30%**
Portfolio turnover rate                                                50%
Net assets, end of period (in thousands)                          $ 92,501
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       2.11%**
  Net investment income                                              6.70%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                       1.51%**
  Net investment income                                              7.30%**

(a) Class C shares were first publicly offered on December 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global High Yield Fund (the Fund), is a Delaware statutory trust, registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A Shares, were first publicly offered on December 1, 2003. Prior to December 1, 2003, the Fund shares outstanding were owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Shares of Class A, Class B, and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                             (continued)
--------------------------------------------------------------------------------

    traded. Fixed income securities with remaining maturities of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and rating. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of October 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

    The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At October 31, 2004, the Fund had no outstanding portfolio or settlement hedges.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                             (continued)
--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At October 31, 2004, the Fund had a net capital loss carryforward of $82,339, which will expire in 2012 if not utilized.

    The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                         2004          2003
                                                    -------------   ----------
  Distributions paid from:
   Ordinary income                                  $6,066,756      $74,909
   Long-term capital gain                               15,591            -
   Return of capital                                         -            -
                                                    ----------      -------
    Total                                           $6,082,347      $74,909
                                                    ----------      -------
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004:

--------------------------------------------------------------------------------
                                                                  2004
                                                             --------------
  Undistributed ordinary income                               $   77,249
  Capital loss carryforward                                      (82,339)
  Unrealized appreciation                                      5,398,616
                                                              ----------
    Total                                                     $5,393,526
                                                              ----------
--------------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appre ciation is attributable to accrued interest on defaulted bonds.

At October 31, 2004, the Fund reclassified $62,860 to decrease undistributed net investment income and $62,860 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $145,508 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2004.


F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C of the Fund, respectively (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                             (continued)
--------------------------------------------------------------------------------

    times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement
Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

Through March 1, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of the average daily net assets attributable to Class A shares; the portion of Fund expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. PIM may subsequently recover reimbursed expenses within three years of being incurred from the Fund, if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. As of October 31, 2004, PIM may recover up to $742,093 of previously waived and reimbursed expenses from the Fund under the expense limitation agreement.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2004, $5,071 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $19,722 in transfer agent fees payable to PIMSS at October 31, 2004.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $101,700 in distribution fees payable to PFD at October 31, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. The year ended October 31, 2004, CDSCs in the amount of $35,796 were paid to PFD.

Effective March 2, 2004, the Fund charges a 2.0% redemption fee on Class A, Class B, and Class C shares sold within 30 days of purchase. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended October 31, 2004, the Fund collected $4,086 in redemption fees, which are included in the Fund's capital account.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2004, the Fund's expenses were reduced by $1,641 under such arrangements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Global High Yield Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Global High Yield Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global High Yield Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

THE PIONEER FAMILY OF MUTUAL FUNDS

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                                 Asset Allocation
  Pioneer Fund                                Pioneer Ibbotson Moderate
  Pioneer Balanced Fund                        Allocation Fund
  Pioneer Equity Income Fund                  Pioneer Ibbotson Growth
  Pioneer Equity Opportunities Fund            Allocation Fund
  Pioneer Growth Shares                       Pioneer Ibbotson Aggressive
  Pioneer Mid Cap Growth Fund                  Allocation Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap                 International/Global Equity
   Growth Fund                                Pioneer Emerging Markets Fund
  Pioneer Oak Ridge Small Cap                 Pioneer Europe Select Fund
   Growth Fund                                Pioneer Europe Fund
  Pioneer Papp America-Pacific                Pioneer International Equity Fund
   Rim Fund                                   Pioneer International Value Fund
  Pioneer Papp Small and Mid Cap
   Growth Fund                                Fixed Income
  Pioneer Papp Stock Fund                     Pioneer America Income Trust
  Pioneer Papp Strategic                      Pioneer Bond Fund
   Growth Fund                                Pioneer Global High Yield Fund
  Pioneer Real Estate Shares                  Pioneer High Yield Fund
  Pioneer Research Fund*                      Pioneer Short Term Income Fund
  Pioneer Small Cap Value Fund                Pioneer Strategic Income Fund
  Pioneer Small Company Fund                  Pioneer Tax Free Income Fund
  Pioneer Value Fund
                                              Money Market
                                              Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.
** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

                          Positions Held           Term of Office and    Principal Occupation During      Other Directorships Held
Name and Age              With the Fund            Length of Service     Past Five Years                  by this Trustee
John F. Cogan, Jr. (78)*  Chairman of the Board,   Since 1999.           Deputy Chairman and a Director   Director of Harbor Global
                          Trustee and President    Serves until          of Pioneer Global Asset          Company, Ltd.
                                                   retirement or         Management S.p.A. ("PGAM");
                                                   removal               Non-Executive Chairman and a
                                                                         Director of Pioneer Investment
                                                                         Management USA Inc.
                                                                         ("PIM-USA"); Chairman and a
                                                                         Director of Pioneer; Director
                                                                         of Pioneer Alternative
                                                                         Investment Management Limited
                                                                         (Dublin); President and a
                                                                         Director of Pioneer
                                                                         Alternative Investment
                                                                         Management (Bermuda) Limited
                                                                         and affiliated funds;
                                                                         President and Director of
                                                                         Pioneer Funds Distributor,
                                                                         Inc. ("PFD"); President of all
                                                                         of the Pioneer Funds; and Of
                                                                         Counsel (since 2000, partner
                                                                         prior to 2000), Wilmer Cutler
                                                                         Pickering Hale and Dorr LLP
                                                                         (counsel to PIM-USA and the
                                                                         Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**     Trustee and              Since June, 2003.     President and Chief Executive    None
                          Executive Vice           Serves until          Officer, PIM-USA since May
                          President                retirement or         2003 (Director since January
                                                   removal               2001); President and Director
                                                                         of Pioneer since May 2003;
                                                                         Chairman and Director of
                                                                         Pioneer Investment Management
                                                                         Shareholder Services, Inc.
                                                                         ("PIMSS") since May 2003;
                                                                         Executive Vice President of
                                                                         all of the Pioneer Funds since
                                                                         June 2003; Executive Vice
                                                                         President and Chief Operating
                                                                         Officer of PIM-USA, November
                                                                         2000 to May 2003; Executive
                                                                         Vice President, Chief
                                                                         Financial Officer and
                                                                         Treasurer, John Hancock
                                                                         Advisers, L.L.C., Boston, MA,
                                                                         November 1999 to November
                                                                         2000; Senior Vice President
                                                                         and Chief Financial Officer,
                                                                         John Hancock Advisers, L.L.C.,
                                                                         April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates. affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

                                Positions Held   Term of Office and    Principal Occupation During      Other Directorships Held
Name, Age and Address           With the Fund    Length of Service     Past Five Years                  by this Trustee
Mary K. Bush (56)               Trustee          Since 1999.           President, Bush International    Director of Brady
3509 Woodbine Street,                            Serves until          (international financial         Corporation (industrial
Chevy Chase, MD 20815                            retirement or         advisory firm) Other             identification and
                                                 removal               Directorships Held Principal     specialty coated material
                                                                       Occupation During Past Five      products manufacturer),
                                                                       Years by this Trustee            Millennium Chemicals,
                                                                                                        Inc. (commodity
                                                                                                        chemicals), Mortgage
                                                                                                        Guaranty Insurance
                                                                                                        Corporation, and R.J.
                                                                                                        Reynolds Tobacco
                                                                                                        Holdings, Inc. (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)    Trustee          Since 1999.          Alexander Graham Bell             None
Boston University Healthcare                     Serves until         Professor of Health Care
Entrepreneurship Program,                        retirement or        Entrepreneurship, Boston
53 Bay State Road,                               removal              University; Professor of
Boston, MA 02215                                                      Management, Boston University
                                                                      School of Management;
                                                                      Professor of Public Health,
                                                                      Boston University School of
                                                                      Public Health; Professor of
                                                                      Surgery, Boston University
                                                                      School of Medicine; and
                                                                      University Professor, Boston
                                                                      University
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)       Trustee          Since 1999.          Founding Director, The            None
1001 Sherbrooke Street West,                     Serves until         Winthrop Group, Inc.
Montreal, Quebec, Canada                         retirement or        (consulting firm); Professor
H3A 1G5                                          removal              of Management, Faculty of
                                                                      Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee          Since 1999.          President and Chief Executive     Director of New America
One Boston Place, 28th Floor,                    Serves until         Officer, Newbury, Piret &         High Income Fund, Inc.
Boston, MA 02108                                 retirement or        Company, Inc. (investment         (closed-end investment
                                                 removal              banking firm)                     company)
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
----------------------------------------------------------------------------------------------------------------------------
                          Positions Held    Term of Office and      Principal Occupation During     Other Directorships Held
Name, Age and Address     With the Fund     Length of Service       Past Five Years                 by this Trustee
Stephen K. West (76)      Trustee           Since 1999.             Senior Counsel, Sullivan &      Director, The Swiss
125 Broad Street,                           Serves until            Cromwell (law firm)             Helvetia Fund, Inc.
New York, NY 10004                          retirement or                                           (closed-end investment
                                            removal                                                 company) and
                                                                                                    AMVESCAP PLC
                                                                                                    (investment managers)
----------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)        Trustee           Since 1999.             President, John Winthrop &      None
One North Adgers Wharf,                     Serves until            Co., Inc. (private investment
Charleston, SC 29401                        retirement or           firm)
                                            removal
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

                            Positions Held        Term of Office and          Principal Occupation During     Other Directorships
Name, Age and Address       With the Fund         Length of Service           Past Five Years                 Held by this Officer
Dorothy E. Bourassa (56)    Secretary             Since September, 2003.      Secretary of PIM-USA; Senior    None
                                                  Serves at the discretion    Vice President-Legal of
                                                  of board.                   Pioneer; and Secretary/Clerk
                                                                              of most of PIM-USA's
                                                                              subsidiaries since October
                                                                              2000; Secretary of all of the
                                                                              Pioneer Funds since September
                                                                              2003 (Assistant Secretary from
                                                                              November 2000 to September
                                                                              2003); and Senior Counsel,
                                                                              Assistant Vice President and
                                                                              Director of Compliance of
                                                                              PIM-USA from April 1998
                                                                              through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)  Assistant Secretary   Since September, 2003.      Assistant Vice President and    None
                                                  Serves at the discretion    Senior Counsel of Pioneer
                                                  of board.                   since July 2002; Vice
                                                                              President and Senior Counsel
                                                                              of BISYS Fund Services, Inc.
                                                                              (April 2001 to June 2002);
                                                                              Senior Vice President and
                                                                              Deputy General Counsel of
                                                                              Funds Distributor, Inc. (July
                                                                              2000 to April 2001; Vice
                                                                              President and Associate
                                                                              General Counsel from July 1996
                                                                              to July 2000); Assistant
                                                                              Secretary of all of the
                                                                              Pioneer Funds since September
                                                                              2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)        Assistant Secretary   Since September, 2003.      Partner, William Cutler         None
                                                  Serves at the discretion    Pickering Hale and Dorr LLP;
                                                  of board.                   Assistant Secretary of all of
                                                                              Pioneer Funds since September
                                                                              2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)           Treasurer             Since November, 2000.       Vice President-Fund             None
                                                  Serves at the discretion    Accounting, Administration and
                                                  of board.                   Custody Services of Pioneer
                                                                              (Manager from September 1996
Other Directorships Held                                                      to February 1999); and
by this Officer                                                               Treasurer of all of the
                                                                              Pioneer Funds (Assistant
                                                                              Treasurer from June 1999 to
                                                                              November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held        Term of Office and          Principal Occupation During       Other Directorships
Name, Age and Address       With the Fund         Length of Service           Past Five Years                   Held by this Officer
Mark E. Bradley (45)        Assistant Treasurer   Since November 2004.        Deputy Treasurer of Pioneer       None
                                                  Serves at the discretion    since 2004; Treasurer and
                                                  of the board.               Senior Vice President, CDC
                                                                              IXIS Asset Management Services
                                                                              from 2002 to 2003; Assistant
                                                                              Treasurer and Vice President,
                                                                              MFS Investment Management from
                                                                              1997 to 2002; and Assistant
                                                                              Treasurer of all of the Pioneer
                                                                              Funds since November 2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)       Assistant Treasurer   Since November, 2000.       Assistant Vice President-Fund     None
                                                  Serves at the discretion    Accounting, Administration and
                                                  of board.                   Custody Services of Pioneer
                                                                              (Fund Accounting Manager from
                                                                              1994 to 1999); and Assistant
                                                                              Treasurer of all of the Pioneer
                                                                              Funds since November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)          Assistant Treasurer   Since May, 2002.            Fund Accounting Manager-Fund      None
                                                  Serves at the discretion    Accounting, Administration and
                                                  of board.                   Custody Services of Pioneer;
                                                                              and Assistant Treasurer of all
                                                                              of the Pioneer Funds since
                                                                              May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30) Assistant Treasurer   Since September, 2003.      Fund Administration Manager-Fund  None
                                                  Serves at the discretion    Accounting, Administration and
                                                  of board.                   Custody Services since June
                                                                              2003; Assistant Vice
                                                                              President-Mutual Fund Operations
                                                                              of State Street Corporation from
                                                                              June 2002 to June 2003 (formerly
                                                                              Deutsche Bank Asset Management);
                                                                              Pioneer Fund Accounting,
                                                                              Administration and Custody
                                                                              Services (Fund Accounting
                                                                              Manager from August 1999 to May
                                                                              2002, Fund Accounting Supervisor
                                                                              from 1997 to July 1999);
                                                                              Assistant Treasurer of all of
                                                                              the Pioneer Funds since
                                                                              September 2003
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held        Term of Office and          Principal Occupation During       Other Directorships
Name, Age and Address       With the Fund         Length of Service           Past Five Years                   Held by this Officer
Martin J. Wolin (37)        Chief Compliance      Since October 2004.         Chief Compliance Officer of       None
                            Officer               Serves at the discretion    Pioneer (Director of Compliance
                                                  of the board.               and Senior Counsel from November
                                                                              2000 to September 2004); Vice
                                                                              President and Associate General
                                                                              Counsel of UAM Fund Services,
                                                                              Inc. (mutual fund administration
                                                                              company) from February 1998 to
                                                                              November 2000; and Chief
                                                                              Compliance Officer of all of the
                                                                              Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 Call us for:

 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                              1-800-225-6292

 FactFone(SM) for automated fund yields, prices,
 account information and transactions                           1-800-225-4321

 Retirement plans information                                   1-800-622-0176

 Telecommunications Device for the Deaf (TDD)                   1-800-225-1997

 Write to us:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014

 Our toll-free fax                                              1-800-225-4240

 Our Internet e-mail address                     ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)

 Visit our web site:                                      www.pioneerfunds.com

 This report must be preceded or accompanied by a current Fund prospectus. For more information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)


Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com





16548-00-1204
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $20,900 in 2004 and approximately $20,700 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for audit-related services provided to the Fund during the fiscal years ended October 31, 2004 and 2003 totaled $10,000 in each year and were for the reviews of the Funds semi annual financial statements.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled
$6,000 in 2004 and $3,600 in 2003.
Additionally, there were fees for tax
compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
October 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled
$16,000 in 2004 and $41,000 in 2003. These
fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended October 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2004

* Print the name and title of each signing officer under his or her signature.